Consolidated Statements of Operations and Other Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative	$ 6,681,261	$ 3,921,536
Total operating expenses	6,681,261	3,921,536
OPERATING LOSS	(6,681,261)	(3,921,536)
Other income (expenses)
Interest expense	(70,953)	(141,361)
Amortization expense	(1,941,054)	(804,356)
(Loss) gain on settlement of debt	(480)	4,179,971
Change in fair value of derivative liability		(3,004,387)
Other income		176,933
Net loss from continuing operations	(8,693,748)	(3,514,736)
Net loss	(8,693,748)	(3,514,736)
Less: loss attributable to the noncontrolling interest	2,106,495
Net loss attributable to Ehave, Inc. stockholders	(6,587,253)	(3,514,736)
Other comprehensive loss
Foreign exchange translation adjustment	(13,187)	(13,853)
Total other comprehensive loss	(13,187)	(13,853)
Comprehensive loss	$ (8,706,935)	$ (3,528,589)
NET LOSS PER SHARE ATTRIBUTABLE TO EHAVE, INC. STOCKHOLDERS
Basic and diluted	$ (0.05)	$ (0.11)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic and diluted	140,342,653	32,622,248